Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
PRODUCTS		$ 219	$ 467	$ 192
SERVICES		217		357
REVENUES		436	467	549
COST OF REVENUES:
PRODUCTS		164	219	81
SERVICES		115		95
INVENTORY IMPAIRMENT		328	297
COST OF REVENUES:		607	516	176
GROSS PROFIT (LOSS)		(171)	(49)	373
RESEARCH AND DEVELOPMENT EXPENSES		1,809	2,208	3,655
SALES AND MARKETING EXPENSES		1,354	846	2,125
GENERAL AND ADMINISTRATIVE EXPENSES		3,338	3,005	3,684
OPERATING LOSS		(6,672)	(6,108)	(9,091)
PROFIT FROM CHANGES IN FAIR VALUE OF WARRANTS ISSUED TO INVESTORS		148	3,502	25
FINANCIAL INCOME (EXPENSES) IN RESPECT OF DEPOSITS, BANK COMMISIOMS AND EXCHANGE DIFFERENCES, NET		(54)	54	87
FINANCING INCOME, NET		94	3,556	112
LOSS BEFORE TAXES ON INCOME		(6,578)	(2,552)	(8,979)
TAXES BENEFIT (TAXES ON INCOME)		(20)	7	(28)
LOSS AND TOTAL COMPREHENSIVE LOSS FOR THE YEAR		$ (6,598)	$ (2,545)	$ (9,007)
BASIC LOSS PER ORDINARY SHARE	[1]	$ (0.16)	$ (0.20)	$ (2.62)
DILUTED LOSS PER ORDINARY SHARE	[1]	$ (0.16)	$ (0.23)	$ (2.62)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS)
BASIC LOSS PER SHARE	[1]	41,988	12,569	3,440
DILUTED LOSS PER SHARE	[1]	41,988	12,969	3,440

[1]	On July 9, 2018, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of July 13, 2018, which was applied retrospectively for the calculation of the basic and diluted loss per ordinary share.